Investment in Equity Accounted Joint Venture - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Schedule of Equity Method Investments [Line Items]
Interest Costs Capitalized	$ 4,823	$ 1,024
Ethylene Marine Export Terminal [Member]
Schedule of Equity Method Investments [Line Items]
Economic interest in building and operating marine export terminal	50.00%
Interest Costs Capitalized	$ 4,800	$ 1,000